Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥51,808	¥51,808	¥—	¥—
Equity securities (foreign)	64,161	64,161	—	—
Debt securities (foreign)	30	30	—	—

Total available-for-sale securities	115,999	115,999	—	—

Total	¥115,999	¥115,999	¥—	¥—

Liabilities:
Derivatives
Foreign exchange forward contracts	¥1	¥—	¥1	¥—
Foreign currency option contracts	1,096	—	1,096	—

Total derivatives	1,097	—	1,097	—

Total	¥1,097	¥—	¥1,097	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥62,076	¥62,076	¥—	¥—
Equity securities (foreign)	294,435	294,435	—	—
Debt securities (foreign)	29	29	—	—

Total available-for-sale securities	356,540	356,540	—	—

Derivatives
Foreign exchange forward contracts	¥7	¥—	¥7	¥—
Total derivatives	7	—	7	—

Total	¥356,547	¥356,540	¥7	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥369	¥—	¥369	¥—
Total derivatives	369	—	369	—

Total	¥369	¥—	¥369	¥—

Assets Measured at Fair Value on Nonrecurring Basis

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal year ended March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Goodwill	¥3,897	¥—	¥—	¥3,897	¥(6,310)
Long-lived assets	353	—	—	353	(706)

Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs

When necessary, fair value is measured based on discounted cash flow method using unobservable inputs. Therefore, it is classified as Level 3.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3	gains (losses) (before taxes)
Assets:
Receivables held for sale	¥779,042	¥—	¥779,042	¥—	¥(8,620)
Investments in affiliates	132,010	—	—	132,010	(25,913)
Goodwill	7,855	—	—	7,855	(7,281)
Long-lived assets	—	—	—	—	(452)

Asset Measured at Fair Value on Nonrecurring Basis Classified in Level 3

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2013 comprised the following:

	Millions of yen
	2013
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥132,010	Discounted cash flow method	Weighted average cost of capital	11.3%-15.9%
Goodwill	7,855	Discounted cash flow method	Weighted average cost of capital	9.5%
Long-lived assets	—	Relief-from-royalty method	Royalty rate	1.5%